FINANCIAL EXPENSES, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL EXPENSES, NET
Schedule of Financial Expenses, Net

	Six months ended June 30,
	2021	2022

	Unaudited

Financial expenses:
Foreign currency transaction loss	$425	$260
Remeasurement of warrants, net	12,171	11,105
Others	10	13
Total financial expenses	12,606	11,378
Financial income:
Foreign currency transaction income
Interest from deposits	152	436
Total financial income	152	436
Financial expenses, net	$12,454	$10,942

	Year ended December 31,
	2019	2020	2021
Financial expenses:
Foreign currency transaction loss, net	$79	$—	$412
Remeasurement of warrants	994	203	13,257
Others	11	14	16
Total financial expenses	1,084	217	13,685
Financial income:
Foreign currency transaction profit, net	—	101	—
Interest from deposits	776	613	211
Others	—	23	—
Total financial income	776	737	211
Financial expenses (income), net	$308	$(520)	$13,474